Deposits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012
Schedule Of Deposits [Line Items]
Time deposits greater than or equal to $100,000	$ 85,302,000	$ 86,491,000
Aggregate deposits	206,207,000	138,063,000
Brokered certificates of deposits	48,935,000		0
Average weighted rate	0.81%
Customer [Member]
Schedule Of Deposits [Line Items]
Number of customers	1	2
Aggregate deposits	$ 66,411,000,000	$ 72,250,000,000
Percentage of bank deposits	7.00%	11.00%